Consolidated Statements of Cash Flows - Entity [Domain] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities
Net income	¥ 2,307,904	¥ 1,991,648	¥ 1,083,482
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,409,075	1,250,853	1,105,109
Provision for doubtful accounts and credit losses	78,969	49,718	27,367
Pension and severance costs, less payments	(3,161)	20,654	(20,429)
Losses on disposal of fixed assets	31,625	28,657	32,221
Unrealized losses on available-for-sale securities, net	2,578	6,197	2,104
Deferred income taxes	(26,887)	(56,279)	160,008
Equity in earnings of affiliated companies	(308,545)	(318,376)	(231,519)
Changes in operating assets and liabilities, and other
Increase in accounts and notes receivable	(69,477)	(121,926)	(168,260)
(Increase) decrease in inventories	(171,001)	(110,819)	50,483
Increase in other current assets	(43,355)	(77,645)	(47,033)
Increase (decrease) in accounts payable	150,058	65,312	(209,284)
Increase (decrease) in accrued income taxes	(246,043)	438,527	22,127
Increase in other current liabilities	494,254	277,659	280,083
Other	79,759	201,855	364,857
Net cash provided by operating activities	3,685,753	3,646,035	2,451,316
Cash flows from investing activities
Additions to finance receivables	(13,126,596)	(11,953,064)	(10,004,928)
Collection of finance receivables	12,426,475	10,990,546	9,063,011
Proceeds from sales of finance receivables	23,913	34,807	39,845
Additions to fixed assets excluding equipment leased to others	(1,146,318)	(970,021)	(854,561)
Additions to equipment leased to others	(2,211,250)	(1,708,670)	(1,119,591)
Proceeds from sales of fixed assets excluding equipment leased to others	41,547	39,191	39,191
Proceeds from sales of equipment leased to others	803,423	744,339	533,441
Purchases of marketable securities and security investments	(3,194,294)	(4,738,278)	(3,412,423)
Proceeds from sales of marketable securities and security investments	113,348	538,894	35,178
Proceeds upon maturity of marketable securities and security investments	2,569,653	2,780,433	2,633,913
Payment for additional investments in affiliated companies, net of cash acquired		6,603	16,216
Changes in investments and other assets, and other	(113,391)	(101,028)	3,396
Net cash used in investing activities	(3,813,490)	(4,336,248)	(3,027,312)
Cash flows from financing activities
Proceeds from issuance of long-term debt	5,029,018	3,890,310	3,191,223
Payments of long-term debt	(3,462,237)	(2,988,923)	(2,682,136)
Increase (decrease) in short-term borrowings	(288,724)	467,976	201,261
Dividends paid to Toyota Motor Corporation shareholders	(554,933)	(396,030)	(190,008)
Dividends paid to noncontrolling interests	(69,295)	(63,065)	(45,640)
Reissuance (repurchase) of treasury stock	(347,784)	9,212	2,542
Net cash provided by financing activities	306,045	919,480	477,242
Effect of exchange rate changes on cash and cash equivalents	65,079	93,606	137,851
Net increase in cash and cash equivalents	243,387	322,873	39,097
Cash and cash equivalents at beginning of year	2,041,170	1,718,297	1,679,200
Cash and cash equivalents at end of year	¥ 2,284,557	¥ 2,041,170	¥ 1,718,297